LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.05%
•Federal Home Loan Mortgage Corp. REMICS
Series 5513 Class FD 5.71% (30 day USD SOFR Average + 1.35%) 1/25/55	4,317,701	$4,335,004
Series 5516 Class FC 5.76% (30 day USD SOFR Average + 1.40%) 3/25/55	8,006,280	8,037,604
Total Agency Collateralized Mortgage Obligations (Cost $12,324,850)		12,372,608
AGENCY MORTGAGE-BACKED SECURITIES–6.93%
Uniform Mortgage-Backed Security, TBA
3.50% 10/1/55	6,435,000	5,878,509
5.00% 10/1/55	12,331,000	12,228,124
5.50% 10/1/54	41,314,236	41,654,582
6.00% 10/1/54	21,517,132	21,981,637
Total Agency Mortgage-Backed Securities (Cost $81,979,509)		81,742,852
CORPORATE BONDS–1.10%
United States–1.10%
AEP Texas, Inc. 5.70% 5/15/34	805,000	837,737
Cheniere Energy Partners LP 5.75% 8/15/34	980,000	1,018,798
μCitigroup, Inc. 5.45% 6/11/35	1,050,000	1,088,827
Diamondback Energy, Inc. 5.40% 4/18/34	1,740,000	1,776,335
Energy Transfer LP 5.60% 9/1/34	825,000	846,706
μGoldman Sachs Group, Inc. 5.33% 7/23/35	1,185,000	1,219,891
HCA, Inc.
5.45% 9/15/34	715,000	733,440
5.60% 4/1/34	1,005,000	1,043,275
μMorgan Stanley 5.32% 7/19/35	1,180,000	1,217,581
Oracle Corp. 4.90% 2/6/33	1,025,000	1,034,275
Vistra Operations Co. LLC 6.00% 4/15/34	875,000	922,519
μWells Fargo & Co. 5.50% 1/23/35	1,165,000	1,215,201
Total Corporate Bonds (Cost $12,653,265)		12,954,585
NON-AGENCY ASSET-BACKED SECURITIES–2.60%
AMSR Trust
Series 2022-SFR1 Class E1 4.39% 3/17/39	2,500,000	2,467,825
Series 2022-SFR3 Class D 4.00% 10/17/39	2,180,000	2,129,539
FirstKey Homes Trust
Series 2022-SFR1 Class E1 5.00% 5/19/39	2,500,000	2,489,220
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2022-SFR1 Class E2 5.00% 5/19/39	2,500,000	$2,461,621
Series 2022-SFR2 Class D 4.50% 7/17/39	2,000,000	1,980,010
New Residential Mortgage Loan Trust Series 2022-SFR2 Class D 4.00% 9/4/39	2,210,000	2,158,694
Progress Residential Trust
Series 2021-SFR8 Class E1 2.38% 10/17/38	2,500,000	2,451,324
Series 2022-SFR3 Class E2 5.60% 4/17/39	968,000	953,220
Series 2022-SFR4 Class D 5.59% 5/17/41	2,500,000	2,537,206
Series 2022-SFR5 Class D 5.73% 6/17/39	2,500,000	2,523,002
Series 2022-SFR6 Class D 6.04% 7/20/39	2,150,000	2,181,774
Series 2022-SFR7 Class D 5.50% 10/27/39	1,615,000	1,626,251
Tricon Residential Trust
Series 2022-SFR1 Class E1 5.34% 4/17/39	1,500,000	1,491,761
Series 2022-SFR1 Class E2 5.74% 4/17/39	600,000	601,663
Series 2022-SFR2 Class D 6.23% 7/17/40	2,500,000	2,556,090
Total Non-Agency Asset-Backed Securities (Cost $29,646,669)		30,609,200
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.69%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	3,375	3,329
φAngel Oak Mortgage Trust Series 2025-2 Class A1 5.64% 2/25/70	1,141,343	1,153,269
φBarclays Mortgage Loan Trust Series 2025-NQM3 Class A1 5.64% 5/25/65	1,320,617	1,336,642
•BFLD Mortgage Trust Series 2024-VICT Class A 6.04% (1 mo. USD Term SOFR + 1.89%) 7/15/41	365,000	366,140
φBRAVO Residential Funding Trust Series 2023-NQM3 Class A1 4.85% 9/25/62	1,157,153	1,156,133
♦CHL Mortgage Pass-Through Trust Series 2004-5 Class 2A4 5.50% 5/25/34	19,926	19,564
•COMM Mortgage Trust Series 2024-WCL1 Class A 5.99% (1 mo. USD Term SOFR + 1.84%) 6/15/41	540,000	541,063
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Cross Mortgage Trust Series 2025-H1 Class A1 5.74% 2/25/70	1,289,731	$1,305,131
•CSMC Trust Series 2022-NQM5 Class A1 5.17% 5/25/67	2,281,978	2,357,287
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	528,512	533,129
•Ellington Financial Mortgage Trust Series 2021-3 Class A1 1.24% 9/25/66	1,477,653	1,242,611
φHOMES Trust
Series 2025-AFC1 Class A1 5.73% 1/25/60	676,534	685,567
Series 2025-AFC2 Class A1A 5.47% 6/25/60	1,334,289	1,342,611
•JP Morgan Mortgage Trust Series 2023-DSC1 Class A1 4.63% 7/25/63	651,770	643,091
•JW Commercial Mortgage Trust Series 2024-MRCO Class A 5.77% (1 mo. USD Term SOFR + 1.62%) 6/15/39	510,000	511,434
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.74% 11/25/69	713,339	722,959
•PRKCM Trust Series 2022-AFC2 Class A1 5.34% 8/25/57	338,932	339,235
φPRPM Trust
Series 2025-NQM1 Class A1 5.80% 11/25/69	1,032,023	1,045,049
Series 2025-NQM2 Class A1 5.69% 4/25/70	797,082	806,690
Series 2025-NQM3 Class A1 5.61% 5/25/70	1,043,911	1,053,561
SG Residential Mortgage Trust
•Series 2021-1 Class A1 1.16% 7/25/61	1,811,025	1,528,933
φSeries 2022-2 Class A1 5.35% 8/25/62	580,753	579,309
φVerus Securitization Trust Series 2022-INV2 Class A1 6.79% 10/25/67	440,459	445,559
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 Class 3A5 5.95% 11/25/33	31,203	31,265
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A 5.48% 7/15/35	182,000	$184,122
Total Non-Agency Collateralized Mortgage Obligations (Cost $19,469,189)		19,933,683
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.42%
•AREIT Ltd. Series 2024-CRE9 Class A 5.84% (1 mo. USD Term SOFR + 1.69%) 5/17/41	933,689	934,097
•ARES Commercial Mortgage Trust Series 2024-IND Class A 5.84% (1 mo. USD Term SOFR + 1.69%) 7/15/41	1,150,000	1,152,876
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	1,150,000	1,187,783
•BAMLL Trust Series 2024-BHP Class A 6.50% (1 mo. USD Term SOFR + 2.35%) 8/15/39	770,000	773,130
•BFLD Trust Series 2025-EWEST Class A 5.70% (1 mo. USD Term SOFR + 1.55%) 6/15/42	954,000	955,191
•BX Commercial Mortgage Trust
Series 2024-AIRC Class A 5.84% (1 mo. USD Term SOFR + 1.69%) 8/15/39	458,736	459,596
Series 2024-KING Class A 5.69% (1 mo. USD Term SOFR + 1.54%) 5/15/34	1,204,148	1,204,522
Series 2024-MDHS Class A 5.79% (1 mo. USD Term SOFR + 1.64%) 5/15/41	1,026,560	1,027,844
Series 2024-XL4 Class D 7.29% (1 mo. USD Term SOFR + 3.14%) 2/15/39	515,060	516,669
•BX Trust Series 2024-VLT4 Class A 5.64% (1 mo. USD Term SOFR + 1.49%) 6/15/41	1,078,000	1,078,338
•CONE Trust Series 2024-DFW1 Class A 5.79% (1 mo. USD Term SOFR + 1.64%) 8/15/41	210,000	209,608
•DBSG Mortgage Trust
Series 2024-ALTA Class A 6.14% 6/10/37	215,000	218,507
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•DBSG Mortgage Trust (continued)
Series 2024-SBL Class A 6.03% (1 mo. USD Term SOFR + 1.88%) 8/15/34		1,085,000	$1,088,390
•ELM Trust
Series 2024-ELM Class A10 5.99% 6/10/39		430,000	432,733
Series 2024-ELM Class A15 5.99% 6/10/39		430,000	432,733
•Extended Stay America Trust Series 2025-ESH Class A 5.45% (1 mo. USD Term SOFR + 1.30%) 10/15/42		1,267,000	1,269,375
•GWT Trust Series 2024-WLF2 Class A 5.84% (1 mo. USD Term SOFR + 1.69%) 5/15/41		1,250,000	1,252,343
•HILT Commercial Mortgage Trust Series 2024-ORL Class A 5.69% (1 mo. USD Term SOFR + 1.54%) 5/15/37		475,000	475,743
•HONO Mortgage Trust Series 2021-LULU Class A 5.42% (1 mo. USD Term SOFR + 1.26%) 10/15/36		150,000	149,344
•LBA Trust Series 2024-BOLT Class A 5.74% (1 mo. USD Term SOFR + 1.59%) 6/15/39		810,000	811,014
•NYCT Trust Series 2024-3ELV Class A 6.14% (1 mo. USD Term SOFR + 1.99%) 8/15/29		183,498	183,957
•One New York Plaza Trust Series 2020-1NYP Class AJ 5.52% (1 mo. USD Term SOFR + 1.36%) 1/15/36		215,000	211,437
•PENN Commercial Mortgage Trust Series 2025-P11 Class A 5.52% 8/10/42		680,000	688,908
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $16,615,835)			16,714,138
ΔSOVEREIGN BONDS–40.82%
Australia–1.10%
Australia Government Bonds
0.25% 11/21/32	AUD	3,129,000	2,234,812
0.75% 11/21/27	AUD	4,343,000	3,653,702
2.00% 8/21/35	AUD	3,600,000	3,286,325
2.50% 9/20/30	AUD	3,731,000	3,850,246
			13,025,085
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.68%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	4,997,966	$4,238,414
4.25% 12/1/26	CAD	5,121,520	3,835,454
			8,073,868
Denmark–0.31%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,781,090	1,780,009
0.10% 11/15/34	DKK	12,801,487	1,847,161
			3,627,170
France–9.20%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,390,161	10,776,870
0.10% 3/1/28	EUR	767,158	880,450
0.10% 3/1/29	EUR	14,696,691	16,869,881
0.10% 7/25/31	EUR	8,017,789	8,925,504
0.10% 3/1/32	EUR	4,495,560	4,850,601
0.60% 7/25/34	EUR	6,412,064	7,016,373
0.70% 7/25/30	EUR	10,510,396	12,245,832
1.85% 7/25/27	EUR	17,365,317	20,938,191
3.15% 7/25/32	EUR	9,213,573	12,245,396
3.15% 7/25/32	EUR	1,958,142	2,602,489
3.40% 7/25/29	EUR	890,174	1,136,411
3.40% 7/25/29	EUR	7,788,271	9,942,629
			108,430,627
Germany–2.08%
Bundesrepublik Deutschland Bundesanleihe 2.90% 8/15/56	EUR	828,000	900,720
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/33	EUR	6,665,841	7,446,606
0.50% 4/15/30	EUR	13,857,606	16,203,477
			24,550,803
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	598,782
			598,782
Italy–6.40%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	12,093,956	12,816,255
0.40% 5/15/30	EUR	9,500,927	10,856,296
1.25% 9/15/32	EUR	11,635,595	13,669,248
1.30% 5/15/28	EUR	10,309,716	12,265,476
1.50% 5/15/29	EUR	10,558,810	12,639,378
2.35% 9/15/35	EUR	10,486,226	13,220,579
			75,467,232
Japan–3.14%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	408,638,616	2,843,170
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government CPI Linked Bonds (continued)
0.01% 3/10/32	JPY	457,062,234	$3,141,197
0.01% 3/10/33	JPY	490,379,780	3,350,826
0.01% 3/10/34	JPY	494,454,808	3,335,500
0.01% 3/10/35	JPY	247,286,520	1,663,876
0.10% 3/10/27	JPY	706,614,408	4,873,461
0.10% 3/10/28	JPY	792,901,828	5,444,008
0.10% 3/10/29	JPY	770,898,225	5,311,120
0.20% 3/10/30	JPY	311,433,640	2,219,359
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	468,200,000	2,699,404
2.40% 3/20/55	JPY	354,100,000	2,087,103
			36,969,024
Mexico–0.40%
Mexico Government International Bonds
3.50% 2/12/34		1,762,000	1,530,297
4.88% 5/19/33		400,000	386,972
6.35% 2/9/35		1,321,000	1,395,003
6.88% 5/13/37		1,294,000	1,395,579
			4,707,851
New Zealand–0.44%
New Zealand Government Bonds Inflation-Linked
2.50% 9/20/35	NZD	3,695,000	2,891,633
3.00% 9/20/30	NZD	2,717,000	2,281,467
			5,173,100
Peru–0.13%
Peru Government International Bonds
6.85% 8/12/35	PEN	2,804,000	852,312
7.60% 8/12/39	PEN	2,256,000	709,966
			1,562,278
Spain–3.70%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,242,695	13,242,260
0.70% 11/30/33	EUR	13,557,333	15,290,551
1.00% 11/30/30	EUR	12,748,672	15,074,530
			43,607,341
Sweden–0.70%
Sweden Bonds Inflation-Linked
0.13% 12/1/27	SEK	16,515,000	2,259,972
0.13% 6/1/30	SEK	9,855,000	1,264,197
0.13% 6/1/32	SEK	15,300,000	2,095,020
3.50% 12/1/28	SEK	14,075,000	2,645,624
			8,264,813
United Kingdom–12.49%
U.K. Inflation-Linked Gilts
0.13% 8/10/28	GBP	13,299,856	17,658,869
0.13% 3/22/29	GBP	13,459,394	17,701,829
0.13% 8/10/31	GBP	8,713,470	11,150,691
0.75% 11/22/33	GBP	10,212,509	13,060,762
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
U.K. Inflation-Linked Gilts (continued)
0.75% 3/22/34	GBP	12,845,597	$16,248,544
1.13% 9/22/35	GBP	6,188,290	7,904,067
1.25% 11/22/27	GBP	15,051,418	20,559,422
1.25% 11/22/32	GBP	13,723,785	18,491,663
2.00% 1/26/35	GBP	4,115,000	13,150,235
4.13% 7/22/30	GBP	2,464,000	11,291,034
			147,217,116
Total Sovereign Bonds (Cost $477,694,089)			481,275,090
U.S. TREASURY OBLIGATIONS–57.70%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		12,011,632	12,207,806
2.38% 1/15/27		12,953,999	13,182,017
2.50% 1/15/29		10,838,922	11,324,804
3.38% 4/15/32		4,602,527	5,150,252
3.63% 4/15/28		16,732,793	17,798,732
3.88% 4/15/29		19,504,491	21,321,801
U.S. Treasury Inflation Indexed Notes
0.13% 10/15/26		22,301,260	22,177,785
0.13% 4/15/27		17,541,238	17,298,211
0.13% 1/15/30		20,800,697	19,856,555
0.13% 7/15/30		27,366,609	26,018,056
0.13% 1/15/31		26,527,147	24,907,120
0.13% 7/15/31		29,111,608	27,183,795
0.13% 1/15/32		29,875,565	27,506,489
0.25% 7/15/29		25,089,240	24,336,165
0.38% 1/15/27		17,415,397	17,279,212
0.38% 7/15/27		22,429,542	22,277,077
0.50% 1/15/28		25,878,808	25,577,990
0.63% 7/15/32		27,306,920	25,842,777
0.75% 7/15/28		24,124,040	24,012,490
0.88% 1/15/29		313,433	311,031
1.13% 1/15/33		24,936,853	24,167,579
1.25% 4/15/28		21,910,548	21,994,204
1.38% 7/15/33		25,638,801	25,242,378
1.63% 10/15/27		22,305,127	22,662,620
1.63% 10/15/29		24,228,232	24,707,457
1.63% 4/15/30		36,445,465	37,003,632
1.75% 1/15/34		27,257,725	27,384,640
1.88% 7/15/34		27,498,173	27,897,221
1.88% 7/15/35		19,351,191	19,507,862
2.13% 4/15/29		22,694,160	23,424,561
2.13% 1/15/35		33,415,096	34,399,044
2.38% 10/15/28		6,122,188	6,376,756
Total U.S. Treasury Obligations (Cost $678,295,647)			680,338,119

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.50%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	5,903,745	$5,903,745
Total Money Market Fund (Cost $5,903,745)		5,903,745

Number of Contracts
OPTIONS PURCHASED–0.01%

Over-The-Counter–0.01%

Barrier Options–0.00%
USD vs JPY, Strike price $150.000, expiration date 11/20/25, notional amount $1,837,950,000 BRC	12,253,000	2,831
Put Options–0.01%
USD vs JPY Strike price $7.000, expiration date 1/16/26, notional amount $184,597,000 SCB	26,371,000	77,926

	Notional Amount	Value (U.S. $)
Put Swaptions–0.00%
30 Year Interest Rate Swap, expiration date 10/14/25, notional amount $16,479,000 CBK	16,479,000	$1,028
		81,785

Number of Contracts
Centrally Cleared–0.00%

Put Options–0.00%
CBOT U.S. Long Bond Futures Strike price $111.000, expiration date 10/24/25, notional amount $30,636,000	276	21,562
Total Options Purchased (Cost $698,628)		103,347

TOTAL INVESTMENTS–113.82% (Cost $1,335,281,426)	1,341,947,367

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.02)%
Over-The-Counter–(0.02)%

Put Options–(0.00)%
USD vs JPY Strike price $6.850, expiration date 1/16/26, notional amount $(180,641,350) SCB	(26,371,000)	$(17,167)

Notional Amount
Call Swaptions–(0.00)%
10 Year Interest Rate Swap, expiration date 12/30/25, notional amount $(3,300,000) DB	(3,300,000)	(12,141)
Put Swaptions–(0.02)%
10 Year Interest Rate Swap, expiration date 12/30/25, notional amount $(3,300,000) DB	(3,300,000)	(11,949)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(54,991,000) CBK	(54,991,000)	(152,875)
(164,824)

Number of Contracts
Centrally Cleared–(0.00)%

Put Options–(0.00)%
CBOT U.S. Long Bond Futures Strike price $106.000, expiration date 10/24/25, notional amount $(29,256,000)	(276)	(4,313)
Total Options Written (Premiums received $(303,592))		(198,445)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.80%)	(162,753,028)
NET ASSETS APPLICABLE TO 124,696,141 SHARES OUTSTANDING –100.00%	$1,178,995,894

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	213,344,000	USD	(250,112,580)	10/2/25	$394,858	$—
BNP	EUR	(213,344,000)	USD	250,616,306	11/4/25	—	(401,112)
BNY	EUR	(1,592,000)	USD	1,875,367	11/4/25	2,243	—
BNY	GBP	(5,256,000)	USD	7,063,951	11/4/25	—	(6,070)
BOA	AUD	19,646,000	USD	(12,893,856)	10/2/25	106,299	—
BOA	AUD	(19,646,000)	USD	12,900,031	11/4/25	—	(106,268)
BOA	GBP	681,000	USD	(920,998)	10/2/25	—	(5,110)
BOA	JPY	(87,496,000)	USD	596,290	10/2/25	4,516	—
BOA	NZD	(3,838,000)	USD	2,255,689	10/2/25	30,454	—
BRC	BRL	24,596,052	USD	(4,450,002)	12/17/25	86,713	—
BRC	CAD	(225,778)	USD	162,530	11/4/25	13	—
BRC	EUR	1,113,000	USD	(1,304,383)	10/2/25	2,496	—
BRC	GBP	395,343	USD	(534,286)	10/2/25	—	(2,583)
BRC	GBP	104,077,000	USD	(139,869,080)	10/2/25	105,716	—
BRC	GBP	(104,077,000)	USD	139,894,163	11/4/25	—	(103,300)
BRC	JPY	(21,003,524)	USD	143,526	10/2/25	1,470	—
BRC	NZD	(131,110)	USD	76,228	11/4/25	111	—
BRC	NZD	(4,991,000)	USD	2,894,063	11/4/25	—	(3,477)
CBA	AUD	(14,558,000)	USD	9,505,777	10/2/25	—	(127,546)
CBA	EUR	7,484,000	USD	(8,810,463)	10/2/25	—	(22,788)
CBK	NZD	3,811,000	USD	(2,203,112)	10/2/25	6,468	—
CBK	NZD	(3,811,000)	USD	2,205,953	11/4/25	—	(6,535)
CBK	PEN	(5,309,205)	USD	1,518,000	12/17/25	—	(8,012)
DB	CAD	(11,205,000)	USD	8,154,268	10/2/25	102,189	—
DB	EUR	(226,823,000)	USD	265,329,061	10/2/25	—	(1,005,351)
DB	JPY	(36,468,000)	USD	247,858	10/2/25	1,209	—
DB	JPY	5,494,860,000	USD	(36,958,870)	10/2/25	205,310	—
DB	JPY	(5,494,860,000)	USD	37,087,488	11/4/25	—	(211,303)
GSI	CAD	11,174,000	USD	(8,018,647)	10/2/25	11,156	—
GSI	CAD	(11,174,000)	USD	8,031,342	11/4/25	—	(11,768)
GSI	DKK	23,038,000	USD	(3,615,704)	10/2/25	8,248	—
GSI	DKK	(23,038,000)	USD	3,624,130	11/4/25	—	(8,406)
GSI	GBP	(109,761,000)	USD	148,354,416	10/2/25	735,118	—
HSBC	AUD	(145,207)	USD	95,087	10/2/25	—	(999)
HSBC	AUD	(142,511)	USD	94,493	11/4/25	146	—
HSBC	DKK	(23,038,000)	USD	3,609,026	10/2/25	—	(14,926)
HSBC	EUR	(203,606)	USD	238,114	10/2/25	—	(959)
HSBC	EUR	3,445,000	USD	(4,071,861)	10/2/25	—	(26,759)
HSBC	EUR	1,920,000	USD	(2,251,515)	10/2/25	2,939	—
JPM	EUR	(279,581)	USD	327,878	10/2/25	—	(404)
JPM	EUR	(499,566)	USD	588,161	11/4/25	379	—
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPM	JPY	22,055,207	USD	(149,859)	11/4/25	$—	$(150)
JPM	MXN	42,890,949	USD	(2,283,000)	12/17/25	39,533	—
MSC	GBP	742,000	USD	(1,002,506)	10/2/25	—	(4,578)
MSC	GBP	(430,337)	USD	579,439	11/4/25	578	—
NWMP	SEK	(78,654,000)	USD	8,306,102	10/2/25	—	(49,679)
RBC	AUD	(4,943,000)	USD	3,238,239	10/2/25	—	(32,644)
UBS	JPY	(5,365,065,000)	USD	36,636,509	10/2/25	350,190	—
UBS	SEK	78,654,000	USD	(8,350,702)	10/2/25	5,079	—
UBS	SEK	(78,654,000)	USD	8,368,609	11/4/25	—	(5,442)
WBC	GBP	3,847,000	USD	(5,216,244)	10/2/25	—	(42,353)
Total Foreign Currency Exchange Contracts						$2,203,431	$(2,208,522)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(171)	CBOT 10 Year U.S. Treasury Notes Futures	$(19,237,500)	$(19,265,663)	12/19/25	$28,164	$—
(327)	CBOT 2 Year U.S. Treasury Notes Futures	(68,146,289)	(68,110,233)	12/31/25	—	(36,056)
(23)	CBOT 5 Year U.S. Treasury Notes Futures	(2,511,492)	(2,510,882)	12/31/25	—	(610)
(66)	CBOT U.S. Long Bond Futures	(7,695,188)	(7,540,667)	12/19/25	—	(154,521)
63	Eurex 10 Year Euro BUND Futures	9,509,705	9,499,904	12/8/25	9,801	—
38	Montreal Exchange 10 Year Canadian Bond Futures	3,343,738	3,337,519	12/18/25	6,219	—
201	SFE 10 Year Australian Bond Futures	15,075,961	15,133,398	12/15/25	—	(57,437)
(413)	Ultra 10 Year U.S. Treasury Notes Futures	(47,527,266)	(47,249,734)	12/19/25	—	(277,532)
(8)	Ultra U.S. Treasury Bond Futures	(960,500)	(967,409)	12/19/25	6,909	—
Total Futures Contracts					$51,093	$(526,156)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BOA-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 7/15/35; market value $11,523,432	4.28%	9/30/25	10/1/25	$(11,522,063)	$(11,523,432)
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 0.625% 7/15/32; market value $21,077,506	4.28%	9/30/25	10/1/25	(21,075,000)	(21,077,506)
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 4/15/30; market value $36,316,736	4.20%	9/30/25	10/1/25	(36,312,500)	(36,316,736)
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 1/15/35; market value $15,883,156	4.32%	9/30/25	10/1/25	(15,881,250)	(15,883,156)
Total Reverse Repurchase Agreements				$(84,790,813)	$(84,800,830)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	12,150,000	2.56%	10/2/28	$126,900	$126,900	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,260,000	2.59%	1/29/27	76,944	76,944	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,524,000	2.54%	4/15/29	12,512	12,512	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	EUR 1,440,000	2.06%	3/15/35	(19,644)	—	(19,644)
and receive fixed rate coupon at maturity Eurostat Eurozone HICP ex-Tobacco NSA Pay amounts based on Inflation	EUR 1,440,000	(2.02%)	3/15/35	30,677	30,677	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,516,000	2.69%	4/15/29	1,127	1,127	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,516,000	2.68%	4/15/29	1,202	1,202	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,032,000	2.72%	4/15/29	(3,520)	—	(3,520)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,985,000	2.67%	4/15/29	2,996	2,996	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,022,175	2.65%	4/15/29	5,199	5,199	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,080,000	2.71%	1/15/29	37,651	37,651	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,727,375	2.43%	4/15/30	14,775	14,775	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,506,571	2.43%	4/15/30	30,158	30,158	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,270,000	2.69%	7/17/30	(6,558)	—	(6,558)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,385,000	2.70%	7/22/30	(3,413)	—	(3,413)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,595,000	3.34%	7/15/29	46,357	46,357	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.32%	7/15/30	17,994	17,994	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,600,000	3.36%	7/15/29	40,186	40,186	—
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.35%	7/15/30	$14,718	$14,718	$—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,274,200	3.41%	7/15/29	15,999	15,999	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,428,900	3.39%	7/15/30	3,825	3,825	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,339,684	3.42%	7/15/29	14,074	14,074	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,457,478	3.40%	7/15/30	2,966	2,966	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,542,070	3.43%	7/15/29	25,810	25,810	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,855,037	3.41%	7/15/30	5,352	5,352	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,208,657	3.49%	7/15/29	2,447	2,447	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,400,296	3.46%	7/15/30	(1,578)	—	(1,578)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,463,389	3.37%	8/15/29	28,307	28,307	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,384,289	3.35%	8/15/30	7,863	7,863	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,394,000	2.75%	4/15/29	(5,984)	—	(5,984)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 344,883	2.24%	8/15/55	(2,245)	—	(2,245)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 679,470	2.23%	8/15/55	(3,056)	—	(3,056)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 517,324	2.24%	8/15/55	(2,996)	—	(2,996)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 517,323	2.24%	8/15/55	(2,773)	—	(2,773)
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,100,000	2.63%	9/9/30	$4,183	$4,183	$—
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 5,595,000	(3.20%)	7/15/27	(39,688)	—	(39,688)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 2,570,000	(3.20%)	7/15/35	(12,137)	—	(12,137)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 5,600,000	(3.23%)	7/15/27	(36,683)	—	(36,683)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 2,570,000	(3.21%)	7/15/35	(7,726)	—	(7,727)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 3,274,200	(3.28%)	7/15/27	(16,784)	—	(16,784)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 1,428,900	(3.24%)	7/15/35	569	569	—
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 1,457,478	(3.24%)	7/15/35	226	226	—
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 3,339,684	(3.30%)	7/15/27	(15,383)	—	(15,383)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 2,855,037	(3.24%)	7/15/35	86	86	—
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 6,542,070	(3.32%)	7/15/27	(28,006)	—	(28,006)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 1,400,296	(3.27%)	7/15/35	4,630	4,630	—
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 3,208,657	(3.43%)	7/15/27	(4,380)	—	(4,380)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 5,463,389	(3.26%)	8/15/27	(19,229)	—	(19,229)
and receive fixed rate coupon at maturity UK-RPI Index Pay amounts based on Inflation	GBP 2,384,289	(3.20%)	8/15/35	(5,937)	—	(5,937)
Total Inflation Swap Contracts				$338,013	$575,733	$(237,721)
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
22,150,000	3.79	SOFR12M	Receive	Annual	5/16/26	$51,546	$21	$51,525	$—
JPY 1,550,827,780	1.00	TONAR12M	Receive	At Maturity	3/12/27	(3,080)	25	—	(3,105)
JPY 3,795,163,587	1.03	TONAR12M	Receive	At Maturity	3/12/27	(14,888)	60	—	(14,948)
JPY 3,515,881,659	1.02	TONAR12M	Receive	At Maturity	3/12/27	(11,905)	55	—	(11,960)
22,150,000	3.80	SOFR12M	Pay	Annual	5/16/26	(50,153)	21	—	(50,174)
16,998,000	3.81	SOFR12M	Receive	Annual	5/16/26	36,112	6,615	29,497	—
16,998,000	3.90	SOFR12M	Pay	Annual	5/16/26	(21,521)	17	—	(21,538)
JPY 873,615,000	1.01	TONAR12M	Pay	At Maturity	9/11/27	(6,621)	19	—	(6,640)
JPY 1,488,149,736	0.68	TONAR12M	Receive	At Maturity	4/21/27	32,169	27	32,142	—
JPY 1,505,547,170	0.69	TONAR12M	Receive	At Maturity	4/21/27	32,344	27	32,317	—
JPY 1,188,378,566	0.70	TONAR12M	Receive	At Maturity	5/11/27	25,943	21	25,922	—
JPY 181,514,970	1.30	TONAR12M	Receive	Annual	8/13/35	20,289	21	20,268	—
JPY 182,609,644	1.30	TONAR12M	Receive	Annual	8/13/35	20,640	21	20,619	—
JPY 101,298,386	1.29	TONAR12M	Receive	Annual	8/13/35	11,755	12	11,743	—
JPY 101,693,700	2.04	TONAR12M	Pay	Annual	8/12/45	(10,792)	19	—	(10,811)
JPY 102,273,889	2.04	TONAR12M	Pay	Annual	8/12/45	(11,876)	19	—	(11,895)
JPY 63,647,411	2.03	TONAR12M	Pay	Annual	8/12/45	(7,206)	12	—	(7,218)
Total IRS Contracts							$7,012	$224,033	$(138,289)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BNY–BNY Mellon
BOA–Bank of America
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CBK–Citibank NA
CBOT–Chicago Board of Trade
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
FRB–Federal Reserve Bank of Boston
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NWMP–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PEN–Peruvian Nuevo Sol
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TONAR12M–Tokyo Overnight Average Rate 12 Month
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WBC–Westpac Banking Corporation
LVIP BlackRock Inflation Protected Bond Fund–12